SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP. (PARENT COMPANY) (Details 3) (USD $) In Thousands, unless otherwise specified	1 Months Ended		3 Months Ended								6 Months Ended		12 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Jan. 31, 2012	Nov. 01, 2011	Aug. 02, 2011	May 03, 2011	Feb. 01, 2011	Nov. 02, 2010	Aug. 03, 2010	May 04, 2010	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Cash flows from operating activities:
Net income (loss)			$ 17,372	$ 12,314	$ 3,636	$ 1,029	$ (1,633)	$ 1,878	$ 1,952	$ (1,848)	$ 19,821	$ 4,665	$ 34,351	$ 349	$ (4,673)
Adjustments to reconcile net loss to net cash provided by operating activities
Deferred income tax (benefit) expense											4,261		(11,271)	(118)	(22)
Loss from debt extinguishment			3,831		1,873							1,873	5,704		(2,822)
Effects of changes in operating assets and liabilities:
Accrued liabilities											7,913	9,638	9,333	1,454	2,150
Other noncurrent liabilities											1,774	1,890	8,828	4,521	(960)
Net cash provided by operating activities											30,096	48,755	81,675	42,429	20,857
Cash flows from investing activities:
Net cash used in investing activities											(75,651)	(11,781)	(42,314)	(38,092)	(10,863)
Cash flows from financing activities:
Proceeds from issuance of debt											15,000	40,198	40,198	2,985	24,191
Principal payments of debt	(88,800)	(40,000)									(11,203)	(50,686)	(145,231)	(3,271)	(33,537)
Proceeds from issuance of common stock, net of costs	110,400												110,446
Net cash provided by (used in) financing activities											3,797	(11,761)	4,140	(286)	(10,347)
Net change in cash and cash equivalents											(41,758)	25,213	43,501	4,051	(353)
Cash and cash equivalents, beginning of period				29,658		4,445				394	47,946	4,445	4,445	394	747
Cash and cash equivalents, end of period			47,946		29,658		4,445				6,188	29,658	47,946	4,445	394
Mattress Firm Holding Corp. (Parent company)
Cash flows from operating activities:
Net income (loss)													34,351	349	(4,673)
Adjustments to reconcile net loss to net cash provided by operating activities
Equity in earnings of subsidiary													(32,448)	(6,920)	(1,612)
Deferred income tax (benefit) expense													(11,407)	(118)	(22)
Amortization of deferred issuance costs													37	46	46
Loss from debt extinguishment													51
Effects of changes in operating assets and liabilities:
Accrued liabilities													566	964	1,427
Other noncurrent liabilities													6,912	5,679	4,834
Net cash provided by operating activities													(1,938)
Cash flows from investing activities:
Investment in subsidiary													128,674		16,917
Net cash used in investing activities													(128,674)		(16,917)
Cash flows from financing activities:
Proceeds from issuance of debt													40,198		16,917
Principal payments of debt													(4,559)
Proceeds from issuance of common stock, net of costs	110,446												110,446
Net cash provided by (used in) financing activities													146,085		16,917
Net change in cash and cash equivalents													15,473
Cash and cash equivalents, end of period			$ 15,473										$ 15,473